UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 028-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard F. Conway
Title:    Managing Member
Phone:    (212) 581-8989


Signature, Place and Date of Signing:

/s/ Richard F. Conway           New York, New York           November 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $237,658
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number                  Name

1.        028-12130                             LC Capital Master Fund, Ltd.
          ---------------------                 --------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                         September 30, 2007

COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X$1000)  PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                 --------          -----      --------  -------    --- ----   ----------  --------  ----  ------  ----
ARBINET THEXCHANGE INC         COM               03875P100   7,595    1,265,865             DEFINED     1               X
CADIZ INC                      COM NEW           127537207   6,102      322,852             DEFINED     1               X
CLEAR CHANNEL COMMUNICATIONS   COM               184502102      25          420     PUT     DEFINED     1               X
COMSYS IT PARTNERS INC         COM               20581E104   6,825      406,000             DEFINED     1               X
COUNTRYWIDE FINANCIAL CORP     COM               222372104   9,334      491,000             DEFINED     1               X
DDI CORP                       COM 0.001 NEW     233162502   4,882      738,597             DEFINED     1               X
GATEWAY INC                    COM               367626108   2,826    1,503,400             DEFINED     1               X
HORIZON OFFSHORE INC           COM NEW           44043J204   8,769      531,429             DEFINED     1               X
IBASIS INC                     COM NEW           450732201  18,414    1,927,444             DEFINED     1               X
MIRANT CORP NEW                *W EXP 01/03/201  60467R118   3,490      164,256             DEFINED     1               X
MIRANT CORP NEW                *W EXP 01/03/201  60467R126  50,153    2,273,486             DEFINED     1               X
MUELLER WTR PRODS INC          COM SER B         624758207   4,608      418,910             DEFINED     1               X
NEON COMMUNICATIONS GROUP IN   COM               64050T101  25,260    5,154,960             DEFINED     1               X
NORTHWEST AIRLS CORP           COM               667280408  18,140    1,019,100             DEFINED     1               X
PARTICLE DRILLING TECHNOLOGI   COM               70212G101   5,689    1,734,300             DEFINED     1               X
QUADRAMED CORP                 COM               74730W101   4,827    1,681,900             DEFINED     1               X
RCN CORP                       COM NEW           749361200   9,637      783,464             DEFINED     1               X
SIGMATEL INC                   COM               82661W107   3,891    1,508,168             DEFINED     1               X
SILICON GRAPHICS INC           COM NEW           827056300  11,105      562,295             DEFINED     1               X
SPECTRUM BRANDS INC            COM               84762L105   1,701      293,260             DEFINED     1               X
TRIBUNE CO NEW                 COM               896047107     984       36,000             DEFINED     1               X
TRM CORP                       COM               872636105     799      887,903             DEFINED     1               X
ELIXIR GAMING TECHNOLOGIES I   COM               28661G105   9,598    1,965,308             DEFINED     1               X
WALTER INDS INC                COM               93317Q105   7,465      277,500             DEFINED     1               X
TERRESTAR CORP                 COM               881451108  10,340    1,266,166             DEFINED     1               X
GEOEYE INC                     COM               37250W108   4,574      177,668             DEFINED     1               X
ICF INTL INC                   COM               44925C103     625       20,680             DEFINED     1               X






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